18. Employee Benefits and Private Pension Plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits And Private Pension Plan Details Narrative
Contribution to Ultraprev	R$ 24,819	R$ 23,261	R$ 22,216